Cash and borrowings - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bank loans		$ 303
Bank overdrafts	$ 2	2	$ 6
Corporate bond	2,498	1,550
Private Placement Notes	625	1,030
Lease liabilities	207	210
Total borrowings	3,332	3,095
Lease liabilities, discounted amount	196	199
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank loans		303
Bank overdrafts	2	2
Private Placement Notes		405
Lease liabilities	61	55
Total borrowings	63	765
Between one and two years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	75
Lease liabilities	46	44
Total borrowings	121	44
Between two and three years
Disclosure of detailed information about borrowings [line items]
Corporate bond	348
Private Placement Notes	140	75
Lease liabilities	36	33
Total borrowings	524	108
Between three and four years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	60	140
Lease liabilities	23	25
Total borrowings	83	165
Between four and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	527
Private Placement Notes	100	60
Lease liabilities	17	18
Total borrowings	644	78
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,623	1,550
Private Placement Notes	250	350
Lease liabilities	24	35
Total borrowings	$ 1,897	$ 1,935